SCHEDULE OF COMMON STOCK ISSUABLE UPON CONVERSION OF PRINCIPAL AND ACCRETED INTEREST (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Convertible Debentures
Balance	7,408,376	6,102,520	6,102,520	5,129,961
Issuance of debenture	898,085	179,617	359,234	179,617
Accreted interest	895,370	691,949	946,622	792,942
Balance	9,201,831	6,974,086	7,408,376	6,102,520